Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the three and nine month periods ended September 30, 2013 and September 30, 2012 are as follows:

	Three Month Periods Ended		Nine Month Periods Ended
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
Basic:
Net income attributable to Atlas	$1,699	$1,657	$4,002	$1,922
Add: Discount upon redemption of preferred stock	1,800	—	1,800	—
Less: Preferred share dividends	(95)	(202)	(596)	(606)
Net income (loss) attributable to common shareholders	$3,404	$1,455	$5,206	$1,316
Weighted average basic common shares outstanding	8,217,692	6,144,384	7,802,253	6,146,179
Basic earnings (loss) per common share	$0.41	$0.24	$0.67	$0.21
Diluted:
Weighted average basic common shares outstanding	8,217,692	6,144,384	7,802,253	6,146,179
Add:
Dilutive stock options outstanding	92,578	4,917	64,606	4,406
Dilutive warrants	493,176	—	346,579	—
Preferred shares	254,000	2,286,000	254,000	—
Dilutive average common shares outstanding	9,057,446	8,435,301	8,467,438	6,150,585
Dilutive earnings per common share	$0.39	$0.17	$0.69	$0.21

Diluted earnings per share is computed by dividing net income attributable to Atlas by the weighted average number of common shares outstanding each period plus the incremental number of shares added as a result of converting dilutive potential ordinary shares, calculated using the treasury stock method (or, in the case of the convertible preferred shares, the "if-converted" method).
Atlas’ dilutive potential ordinary shares consist of outstanding stock options to purchase ordinary voting common shares, warrants to purchase 1,190,409 ordinary voting common shares of Atlas for C$6.00 per share, and 2,000,000 preferred shares potentially convertible to ordinary shares at the option of the holders at any date after December 31, 2015 at the rate of 0.1270 ordinary shares for each preferred share. The effects of these convertible instruments are excluded from the computation of diluted earnings per share in periods in which the effect would be anti-dilutive. Convertible preferred shares are anti-dilutive when the amount of dividend declared or accumulated in the current period per common share obtainable upon conversion exceeds basic earnings per share. In the three and nine month periods ended September 30, 2013, all of the remaining convertible preferred shares, stock options and warrants were deemed to be dilutive.
On July 7, 2013, Atlas entered into a non-binding letter of intent to purchase all outstanding preferred shares that are eligible for redemption (18 million shares), for 90% of liquidation value. Definitive agreements in connection with this transaction were executed on August 1, 2013 (collectively, "The Share Repurchase Agreement"). An initial amount of $8.3 million (which included $781,000 received from the exercise of warrants) of the $16.2 million purchase price was paid upon execution of the Share Repurchase Agreement, with the remaining amount of $8.0 million, which carries a non-compounding interest rate of 4.5%, to be paid no later than April 30, 2014, in accordance with the terms of the Share Repurchase Agreement. The $8.0 million is shown as a short term note payable in our condensed consolidated statement of financial position.

EARNINGS PER SHARE
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the years ended December 31, 2012, December 31, 2011 is as follows:

	2012	2011
Basic:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Less: Preferred share dividends	810	810
Net income/(loss) attributable to common shareholders	2,356	(3,280)
Weighted average common shares outstanding	6,144,281	6,124,542
Basic earnings/(loss) per common share	$0.38	$(0.54)
Diluted:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Weighted average common shares outstanding	6,144,281	6,124,542
Dilutive potential ordinary shares	2,290,667	—
Dilutive average common shares outstanding	8,434,948	6,124,542
Dilutive earnings/(loss) per common share	$0.38	$(0.54)

Diluted earnings/(loss) per share is computed by dividing net income/(loss) attributable to common shareholders by the weighted average number of common shares outstanding each period plus the incremental number of shares added as a result of converting dilutive potential ordinary shares, calculated using the treasury stock method. Atlas’ dilutive potential ordinary shares consist of outstanding stock options to purchase Ordinary shares, warrants to purchase 1,327,834 Ordinary shares of Atlas for C$6.00 per share, preferred shares potentially convertible to ordinary shares at the option of the holder at any date after December 31, 2015 at the rate of 0.1270 ordinary shares for each preferred share. The effects of these convertible instruments are excluded from the computation of diluted loss per share in periods in which the effect would be anti-dilutive. For the year ended December 31, 2012, potential Ordinary shares were dilutive due to the achievement of net income attributable to common shareholders.